Pay vs Performance Disclosure	12 Months Ended
	Sep. 02, 2023 USD ($)	Sep. 03, 2022 USD ($)	Aug. 28, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for other NEOs	Average Compensation Actually Paid to other NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (in thousands)	Adjusted Operating Margin	Organic Revenue Growth (ADS)
	($)(1)	($)(1) (2) (3)	($)(1)	($)(1) (2) (3)	($)(4)	($)(4)	($)	(%)(5)	(%)(5)
2023	4,928,124	8,189,514	1,446,656	1,756,748	177.22	154.70	343,107	12.5	10.6
2022	6,453,243	6,528,550	1,232,010	974,416	132.02	121.48	340,482	12.7	10.1
2021	5,170,103	7,914,763	1,199,324	1,603,809	138.24	122.97	217,937	11.5	1.5

Company Selected Measure Name	Adjusted Operating Margin
Named Executive Officers, Footnote	Erik Gershwind has served as CEO for all years reported. The other named executive officers for each year reported are: Kristen Actis-Grande, Martina McIsaac, John Hill and Elizabeth Bledsoe for 2023; Kristen Actis-Grande, Douglas E. Jones, Elizabeth Bledsoe and Steven Baruch for 2022; and Kristen Actis-Grande, Douglas E. Jones, Steve Armstrong and Kari Heerdt for 2021.
Peer Group Issuers, Footnote	Total shareholder return (“TSR”) is calculated based on the value of an initial fixed investment of $100 on August 29, 2020, assuming reinvestment of dividends. The peer group TSR represents TSR of the Dow Jones U.S. Industrial Supplier Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC Regulation S-K in the Company’s Annual Report on Form 10-K for the fiscal year ended September 2, 2023.
PEO Total Compensation Amount	$ 4,928,124	$ 6,453,243	$ 5,170,103
PEO Actually Paid Compensation Amount	$ 8,189,514	6,528,550	7,914,763
Adjustment To PEO Compensation, Footnote	The amounts shown for "compensation actually paid" have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company's NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in this footnote below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. The following table details the applicable adjustments that were made to determine "compensation actually paid" (all amounts are averages for the named executive officers other than the CEO):

			Equity Award Adjustments
Year	Executive(s)	Summary Compensation Table Total ($)	Grant date fair values of awards in the Summary Compensation Table ($)	Year-end fair value of outstanding and unvested awards granted in the current year ($)	Change in year-end fair values for unvested awards granted in prior years ($)	Change in fair values at vesting date of awards granted in prior years that vested in the current year ($)	Change in fair values of awards granted in current year that vested in the current year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year of ($)	Dividends and dividend equivalents in the current year prior to vesting ($)	Total CAP ($)
2023	CEO	4,928,124	(3,249,955)	3,601,912	2,298,780	144,357	—	—	466,296	8,189,514
	Other NEOs	1,446,656	(699,916)	798,015	146,703	12,895	—	—	52,395	1,756,748
2022	CEO	6,453,243	(3,249,890)	3,005,842	81,487	(145,647)	—	—	383,515	6,528,550
	Other NEOs	1,232,010	(481,171)	366,795	22,252	(29,485)	—	(183,929)	47,944	974,416
2021	CEO	5,170,103	(3,249,925)	3,708,799	1,536,687	64,780	—	—	684,319	7,914,763
	Other NEOs	1,199,324	(549,938)	635,282	211,187	6,459	—	—	101,495	1,603,809

Non-PEO NEO Average Total Compensation Amount	$ 1,446,656	1,232,010	1,199,324
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,756,748	974,416	1,603,809
Adjustment to Non-PEO NEO Compensation Footnote	The following table details the applicable adjustments that were made to determine "compensation actually paid" (all amounts are averages for the named executive officers other than the CEO):

			Equity Award Adjustments
Year	Executive(s)	Summary Compensation Table Total ($)	Grant date fair values of awards in the Summary Compensation Table ($)	Year-end fair value of outstanding and unvested awards granted in the current year ($)	Change in year-end fair values for unvested awards granted in prior years ($)	Change in fair values at vesting date of awards granted in prior years that vested in the current year ($)	Change in fair values of awards granted in current year that vested in the current year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year of ($)	Dividends and dividend equivalents in the current year prior to vesting ($)	Total CAP ($)
2023	CEO	4,928,124	(3,249,955)	3,601,912	2,298,780	144,357	—	—	466,296	8,189,514
	Other NEOs	1,446,656	(699,916)	798,015	146,703	12,895	—	—	52,395	1,756,748
2022	CEO	6,453,243	(3,249,890)	3,005,842	81,487	(145,647)	—	—	383,515	6,528,550
	Other NEOs	1,232,010	(481,171)	366,795	22,252	(29,485)	—	(183,929)	47,944	974,416
2021	CEO	5,170,103	(3,249,925)	3,708,799	1,536,687	64,780	—	—	684,319	7,914,763
	Other NEOs	1,199,324	(549,938)	635,282	211,187	6,459	—	—	101,495	1,603,809

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures(1)
Adjusted Operating Margin
Organic Revenue Growth (ADS)
Adjusted ROIC

Total Shareholder Return Amount	$ 177.22	132.02	138.24
Peer Group Total Shareholder Return Amount	154.70	121.48	122.97
Net Income (Loss)	$ 343,107,000	$ 340,482,000	$ 217,937,000
Company Selected Measure Amount	12.5	12.7	11.5
PEO Name	Erik Gershwind
Company Selected Measure Name, Two	Organic Revenue Growth (ADS
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Non-GAAP Measure Description	We determined both Adjusted Operating Margin and Organic Revenue Growth (ADS) to be the two most important financial performance measures used to link Company performance to “compensation actually paid” to our CEO and other NEOs in 2023. These performance measures may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted Operating Margin and Organic Revenue Growth (ADS) are non-GAAP financial measures. See Appendix A to this Proxy Statement for definitions and reconciliations of non-GAAP financial measures to the most directly comparable GAAP financial measures.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	10.6	10.1	1.5
Name	Organic Revenue Growth (ADS)
Non-GAAP Measure Description	Adjusted Operating Margin, Organic Revenue Growth (ADS) and Adjusted ROIC are all non-GAAP financial measures. See Appendix A to this Proxy Statement for definitions and reconciliations of non-GAAP financial measures to the most directly comparable GAAP financial measures.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROIC
PEO | Grant Date Fair Values of Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,249,955)	$ (3,249,890)	$ (3,249,925)
PEO | Year-End Fair Value of Outstanding and Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,601,912	3,005,842	3,708,799
PEO | Change in Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,298,780	81,487	1,536,687
PEO | Change in Fair Values at Vesting Date of Awards Granted in Prior Years that Vested in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,357	(145,647)	64,780
PEO | Change in Fair Values of Awards Granted in Current Year that Vested in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year of [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends and Dividend Equivalents in the Current Year Prior to Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	466,296	383,515	684,319
Non-PEO NEO | Grant Date Fair Values of Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(699,916)	(481,171)	(549,938)
Non-PEO NEO | Year-End Fair Value of Outstanding and Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	798,015	366,795	635,282
Non-PEO NEO | Change in Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,703	22,252	211,187
Non-PEO NEO | Change in Fair Values at Vesting Date of Awards Granted in Prior Years that Vested in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,895	(29,485)	6,459
Non-PEO NEO | Change in Fair Values of Awards Granted in Current Year that Vested in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year of [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(183,929)	0
Non-PEO NEO | Dividends and Dividend Equivalents in the Current Year Prior to Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 52,395	$ 47,944	$ 101,495